Cash and Cash Equivalents, Investments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
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Summary of Company's Short-Term Investments

The following is a summary of the Company’s short-term investments (in thousands):

	September 29, 2013
	Cost	Gross Unrealized Gain	Estimated Fair Value
Certificates of deposit	$3,506	$—	$3,506

	December 30, 2012
	Cost	Gross Unrealized Gain	Estimated Fair Value
Certificates of deposit	$2,785	$—	$2,785

The following is a summary of the Company’s investments as of December 30, 2012 (in thousands):

	Cost	Gross Unrealized Gain	Estimated Fair Value
Certificates of deposit	$2,785	$—	$2,785

Fair Value Hierarchy of company's Marketable Securities

The fair value hierarchy of the Company’s marketable securities as of September 29, 2013 and December 30, 2012 was (in thousands):

	September 29, 2013
	Level 1	Level 2	Level 3	Total
Certificates of deposit	$—	$3,506	$—	$3,506

	December 30, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$2,006	$—	$—	$2,006
Certificates of deposit	—	2,785	—	2,785

	$2,006	$2,785	$—	$4,791

The fair value hierarchy of the Company’s marketable securities as of September 30, 2012 and January 1, 2012 was (in thousands):

	December 30, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$2,006	$—	$—	$2,006
Certificates of deposit	—	2,785	—	2,785

	$2,006	$2,785	$—	$4,791

	January 1, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$12,000	$—	$—	$12,000